Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Restructuring provision [abstract]
Summary of Provisions
The transactions affecting the provisions during the six months ended June 30, 2022 were as follows:

Balance at January 1, 2022	$22,195
Decrease to provision during the period	(180)
Effect of foreign exchange difference	(151)
Interest expense	241
Effect of changes in the discount rate	(938)
Balance at June 30, 2022	$21,167
Less current portion of provision	(7,971)
Long-term portion of provision	$13,196